STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jan. 31, 2012	Jan. 31, 2011
Cash Flows From Operating Activities:
Net loss	$ (1,880,411)	$ (665,211)	$ (2,466,039)	$ (151,235)
Adjustments to reconcile net loss to net cash used in operating activities:
Common stock issued for services		21,900	21,900	6,500
Option expenses	996,181		939,317
Depreciation	2,622	833	2,341	740
Amortization of common stock for services		56,875	56,875
Amortization of debt discount and deferred financing costs	13,542
Changes in:
Accounts receivable	(350,833)	(4,284)	(34,456)
Prepaid expenses and other current assets	11,497	11,298	(12,824)	(23,163)
Accounts payable	411,334	13,683	13,147	17,087
Accrued expenses	(2,601)
Derivative liability	59,850
Net cash used in operating activities	(738,819)	(564,906)	(1,479,739)	(150,071)
Cash Flows Used in Investing Activities:
Purchases of property and equipment	(14,764)	(5,000)	(11,689)
Net cash used in investing activities	(14,764)	(5,000)	(11,689)
Cash Flows From Financing Activities:
(Repayment) advances from related parties			(47,936)	10,025
Repayment of notes payable - related party	(19,725)	(47,936)	(74,725)
Proceeds from sale of common shares		2,460,000	2,460,000	115,000
Financing on promissory note	350,000
Payment of financing costs	(57,575)
Financing on short term debt	(53,444)	(8,618)
Repayment of short term debt			(12,500)
Net cash provided by financing activities	219,256	2,403,446	2,324,839	125,025
Net change in cash	(534,327)	1,833,540	833,411	(25,046)
Cash at beginning of period	835,878	2,467	2,467	27,513
Cash at end of period	301,551	1,836,007	835,878	2,467
Supplemental Cash Flow Information:
Cash paid for interest	103	103	103
Cash paid for income taxes
Non-Cash Financing and Investing Transactions:
Acquisition of perpetual license with common shares				640,000
Financed insurance policy	$ 15,280	$ 12,500		$ 195,500